Stockholders’ Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity (Deficit)

Note 8 – Stockholders’ Equity (Deficit)

At March 31, 2024 and December 31, 2023, respectively, the Company had two (2) classes of stock:

Preferred Stock

-	5,000,000 shares authorized
-	None issued and outstanding
-	Par value - $0.0001
-	Voting – none
-	Ranks senior to any other class of preferred stock
-	Dividends – none
-	Liquidation preference – none
-	Rights of redemption – none
-	Conversion – none

Common Stock

-	50,000,000 shares authorized
-	4,708,192 and 4,516,531 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively
-	Par value - $0.0001
-	Voting at 1 vote per share

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

Securities and Incentive Plans

See Schedule 14A Information Statements filed with the US Securities and Exchange Commission for complete details of the Company’s Stock Incentive Plans. All issuances under these Plans has been noted below for the three months ended March 31, 2024 and the year ended December 31, 2023, respectively.

Equity Transactions for the Three Months Ended March 31, 2024

Stock Issued for Debt Issuance Costs – Related Party

The Company issued 190,722 shares of common stock in connection with the issuance of several notes payable (See Note 5), having a fair value of $345,893 ($1.68 - $1.93/share), based upon the quoted closing trading price.

This lender holds an approximate 20% ownership of the Company.

Equity Transactions for the Year Ended December 31, 2023

Stock Issued for Cash

The Company sold 8,393 shares of common stock for $25,308 ($3.06 – 3.53/share) through at the market (“ATM”) sales via a sales agent who was eligible for commissions of 3% for any sales of common stock made. The Company also paid $25,308 in related expenses as direct offering costs in connection with the sale of these shares.

Stock Issued for Services – Related Parties

The Company issued an aggregate 672,464 shares of common stock to a Company officer as well various board members for services rendered, having a fair value of $1,215,365 ($1.75 – $3.51/share), based upon the quoted closing trading price. The issuance of these shares was pursuant to vesting.

Stock Issued for Services

The Company issued 100,000 shares of common stock to consultants for services rendered, having a fair value of $272,750 ($1.92 - $4.79/share), based upon the quoted closing trading price.

Stock Issued for Debt Issuance Costs – Related Party (Common Stock Issuable)

The Company issued 660,000 shares of common stock in connection with the issuance notes payable (See Note 5), having a fair value of $919,500 ($2.07 - $2.71/share), based upon the quoted closing trading price.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

Of the total 660,000 shares issued, 260,000 shares remain unissued (common stock issuable) since the issuance of these shares would give this lender greater than 9.99% ownership of the Company, which is prohibited by agreement. See Note 5.

This lender holds a greater than 5% controlling interest in the Company and a significant lender.

Restricted Stock and Related Vesting

A summary of the Company’s nonvested shares (due to service based restrictions) as of March 31, 2024 and December 31, 2023, is presented below:

Non-Vested Shares	Number of Shares	Weighted Average Grant Date Fair Value
Balance - December 31, 2022	105,480	$0.56
Granted	826,384	2.31
Vested	(261,745)	2.69
Cancelled/forfeited	(384,278)	2.21
Balance - December 31, 2023	285,841	2.17
Granted	-	-
Vested	-	-
Cancelled/forfeited	-	-
Balance - March 31, 2024	285,841	$2.17

The Company has issued various equity grants to board directors, officers, consultants and employees. These grants typically contain a vesting period of one to three years and require services to be performed in order to vest in the shares granted.

The Company determines the fair value of the equity grant on the issuance date based upon the quoted closing trading price. These amounts are then recognized as compensation expense over the requisite service period and are recorded as a component of general and administrative expenses in the accompanying consolidated statements of operations.

The Company recognizes forfeitures of restricted shares as they occur rather than estimating a forfeiture rate. Any unvested share based compensation is reversed on the date of forfeiture, which is typically due to service termination.

At March 31, 2024, unrecognized stock compensation expense related to restricted stock was $176,800, which will be recognized over a weighted-average period of 1.29 years

During the three months ended March 31, 2024 and 2023, the Company recognized compensation expense of $147,334 and $192,061, related to the vesting of these shares.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

Stock Options

Stock option transactions for the year ended December 31, 2023 is summarized as follows:

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2022	93,481	$7.62	3.68	$-	$-
Vested and Exercisable - December 31, 2022	64,823	$8.45	3.47	$-	$-
Unvested and non-exercisable - December 31, 2022	28,658	$5.74	4.16	$-	$-
Granted	254,824	$6.97			$0.29
Exercised	-	$-
Cancelled/Forfeited	(348,306)	$7.14
Outstanding - December 31, 2023	-	$-	-	$-	$-
Vested and Exercisable - December 31, 2023	-	$-	-	$-	$-
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-	$-

Year Ended December 31, 2023

The Company granted 254,824 stock options, having a fair value of $73,920.

Of the total, 54,824 were granted to our former Chief Executive Officer in lieu of accrued salary totaling $50,000. These options were fully vested on the grant date.

The remaining 200,000 options were granted to consultants for a project that was cancelled in 2023. As a result, the Company recorded a grant date fair value of $23,920. All previously recorded stock based compensation ($7,973) was reversed in 2023. There was a net effect of $0 on the consolidated statements of operations for this grant.

The fair value of the stock options granted in 2023 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	59% - 62%
Expected dividends	0%
Risk free interest rate	4.00%

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

In, 2023, the Company determined that all outstanding options previously granted were held by former officers, directors and employees. None of these individuals had timely exercised their options post termination in an allowable time period, resulting in the cancellation and forfeiture of any issued and outstanding amounts held.

Warrants

Warrant activity for the three months ended March 31, 2024 and the year ended December 31, 2023 are summarized as follows:

Warrants	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2022	203,629	$4.15	2.22	$82,756
Vested and Exercisable - December 31, 2022	203,629	$4.15	2.22	$82,756
Unvested - December 31, 2022	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2023	203,629	$4.15	1.22	$36,030
Vested and Exercisable - December 31, 2023	203,629	$4.15	1.22	$36,030
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - March 31, 2024	203,629	$4.15	0.98	$42,727
Vested and Exercisable - March 31, 2024	203,629	$4.15	0.98	$42,727
Unvested and non-exercisable - March 31, 2024	-	$-	-	$-

Note 8 – Stockholders’ Equity (Deficit)

At December 31, 2023 and 2022, respectively, the Company had two (2) classes of stock:

Preferred Stock

-	5,000,000 shares authorized
-	none issued and outstanding
-	Par value - $0.0001
-	Voting – none
-	Ranks senior to any other class of preferred stock
-	Dividends – none
-	Liquidation preference – none
-	Rights of redemption – none
-	Conversion – none

Common Stock

-	50,000,000 shares authorized
-	4,776,531 and 3,335,674 shares issued and outstanding at December 31, 2023 and 2022, respectively
-	Par value - $0.0001
-	Voting at 1 vote per share

Securities and Incentive Plans

See Schedule 14A Information Statements filed with the US Securities and Exchange Commission for complete details of the Company’s Stock Incentive Plans. All issuances under these Plans has been noted below for the years ended December 31, 2023 and 2022, respectively.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Equity Transactions for the Year Ended December 31, 2023

Stock Issued for Cash

The Company sold 8,393 shares of common stock for $25,308 ($3.06 – 3.53/share) through at the market (“ATM”) sales via a sales agent who was eligible for commissions of 3% for any sales of common stock made. The Company also paid $25,308 in related expenses as direct offering costs in connection with the sale of these shares.

Stock Issued for Services – Related Parties

The Company issued an aggregate 672,464 shares of common stock to a Company officer as well various board members for services rendered, having a fair value of $1,215,365 ($1.75 – $3.51/share), based upon the quoted closing trading price. The issuance of these shares was pursuant to vesting.

Stock Issued for Services

The Company issued 100,000 shares of common stock to consultants for services rendered, having a fair value of $272,750 ($1.92 - $4.79/share), based upon the quoted closing trading price.

Stock Issued for Debt Issuance Costs – Related Party

Stock Issued for Debt Issuance Costs – Related Party (Common Stock Issuable)

The Company issued 660,000 shares of common stock in connection with the issuance notes payable (See Note 5), having a fair value of $919,500 ($2.07 - $2.71/share), based upon the quoted closing trading price.

Of the total 660,000 shares issued, 260,000 shares remain unissued (common stock issuable) since the issuance of these shares would give this lender greater than 9.99% ownership of the Company, which is prohibited by agreement. See Note 5.

This lender holds a greater than 5% controlling interest in the Company.

Equity Transactions for the Year Ended December 31, 2022

Stock Issued for Services – Related Parties

The Company issued 45,932 shares of common stock to certain officers and directors for services rendered, having a fair value of $1,309,524 ($28.51/share), based upon the quoted closing trading price. The recipients were subject to vesting provisions in connection with their restricted stock grants, and in certain cases, for any individual that was terminated, related shares may have received accelerated vesting.

Stock Issued for Services

The Company issued 4,268 shares of common stock for services rendered, having a fair value of $102,759 ($24.08/share), based upon the quoted closing trading price.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Stock Issued for Acquisition

The Company issued 5,040 shares of common stock in connection with the acquisition of Full Service Fueling, having a fair value of $50,000 ($9.92/share), based upon the quoted closing trading price.

Restricted Stock and Related Vesting

A summary of the Company’s nonvested shares (due to service based restrictions) as of December 31, 2023 and 2022, is presented below:

Non-Vested Shares	Number of Shares	Weighted Average Gant Date Fair Value
Balance - December 31, 2021	39,698	$3.27
Granted	120,850	5.04
Vested	(50,693)	21.52
Cancelled/Forfeited	(4,375)	16.00
Balance - December 31, 2022	105,480	0.56
Granted	826,384	2.31
Vested	(261,745)	2.69
Cancelled/Forfeited	(384,278)	2.21
Balance - December 31, 2023	285,841	$2.17

The Company has issued various equity grants to board directors, officers, consultants and employees. These grants typically contain a vesting period of one to three years and require services to be performed in order to vest in the shares granted.

The Company determines the fair value of the equity grant on the issuance date based upon the quoted closing trading price. These amounts are then recognized as compensation expense over the requisite service period and are recorded as a component of general and administrative expenses in the accompanying consolidated statements of operations.

The Company recognizes forfeitures of restricted shares as they occur rather than estimating a forfeiture rate. Any unvested share based compensation is reversed on the date of forfeiture, which is typically due to service termination.

At December 31, 2023, unrecognized stock compensation expense related to restricted stock was $324,134, which will be recognized over a weighted-average period of 1.27 years

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Stock Options

Stock option transactions for the years ended December 31, 2023 and 2022 are summarized as follows:

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2021	21,923	$14.24	3.25	$-	$-
Vested and Exercisable - December 31, 2021	21,923	$14.24	3.25	$-	$-
Unvested and non-exercisable - December 31, 2021	-	$-	-	$-	$-
Granted	71,558	$5.59			$4.99
Exercised	-	-
Cancelled/Forfeited	-	-
Outstanding - December 31, 2022	93,481	$7.62	3.68	$-	$-
Vested and Exercisable - December 31, 2022	64,823	$8.45	3.47	$-	$-
Unvested and non-exercisable - December 31, 2022	28,658	$5.74	4.16	$-	$-
Granted	254,824	$6.97			$0.29
Exercised	-	$-
Cancelled/Forfeited	(348,306)	$7.14
Outstanding - December 31, 2023	-	$-	-	$-	$-
Vested and Exercisable - December 31, 2023	-	$-	-	$-	$-
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-	$-

Year Ended December 31, 2023

The Company granted 254,825 stock options, having a fair value of $73,920.

Of the total, 54,825 were granted to our former Chief Executive Officer in lieu of accrued salary totaling $50,000. These options were fully vested on the grant date.

The remaining 200,000 options were granted to consultants for a project that was cancelled in 2023. As a result, the Company recorded a grant date fair value of $23,920. All previously recorded stock based compensation ($7,973) was reversed in 2023. There was a net effect of $0 on the consolidated statements of operations for this grant.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The fair value of the stock options granted in 2023 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	59% - 62%
Expected dividends	0%
Risk free interest rate	4.00%

In, 2023, the Company determined that all outstanding options previously granted were held by former officers, directors and employees. None of these individuals had timely exercised their options post termination in an allowable time period, resulting in the cancellation and forfeiture of any issued and outstanding amounts held.

Year Ended December 31, 2022

The Company granted 71,558 stock options, having a fair value of $357,400.

Of the total, 65,308 stock options were granted to certain former officers and directors for services to be rendered, having a fair value of $350,000.

Of these total options granted, 28,572 options were fully vested ($153,125), the remaining 36,736 were subject to cancellation due to termination of services. In 2023, the Company reversed previously recorded stock based compensation of $9,375, which was reversed due to non-vesting in these service based grants. Due to some of these options being cancelled during the third quarter of 2023, an additional $14,063 was also reversed due to non-vesting in those service based grants.

The remaining 6,250 stock options were granted to a consultant for services to be rendered, having a fair value of $7,400. Only 3,125 options having a fair value of $3,700 vested. The remaining 3,125 options ($3,700) will not vest and no additional compensation was recorded.

The fair value of the stock options granted in 2022 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	62%
Expected dividends	0%
Risk free interest rate	1.64%

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Stock-Based Compensation

Stock-based compensation expense for the years ended December 31, 2023 and 2022 and 2022 included those amounts associated with vesting of common stock and options of $1,525,146 and $1,412,283, respectively with various officers and directors.

These amounts also included a reduction related to common stock and stock options for individuals who were terminated and did not vest in their awards, in which the Company recorded previously recognized expense. These amounts were insignificant.

Of the totals above, $1,215,365 and $694,524 were for related parties for the years ended December 31, 2023 and 2022, respectively.

Warrants

Warrant activity for the years ended December 31, 2023 and 2022 are summarized as follows:

Warrants	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	203,629	$4.15	3.22	$-
Vested and Exercisable - December 31, 2021	203,629	$4.15	3.22	$-
Unvested - December 31, 2021	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2022	203,629	$4.15	2.22	$82,756
Vested and Exercisable - December 31, 2022	203,629	$4.15	2.22	$82,756
Unvested - December 31, 2022	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2023	203,629	$4.15	1.22	$36,030
Vested and Exercisable - December 31, 2023	203,629	$4.15	1.22	$36,030
Unvested and non-exercisable - December 31, 2023	-	$-	-	$-

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Next NRG Holding Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity (Deficit)

Note 8 – Stockholders’ Deficit

Articles of Incorporation, Share Authorizations and Designation

In March 2024, in connection with the reincorporation from an LLC to a C-Corp, the Company authorized for issuance 500,000,000 shares each of $0.00001 par value Series A and B common stock.

The Company also authorized for issuance 50,000,000 shares of $0.00001 par value preferred stock.

The Company has designated 1 share of Series X preferred stock.

Share Exchange – Related Party

In 2024, the Company issued 15,000,000 shares of Series A common stock and 10,000,000 shares of Series B common stock to Michael Farkas, our principal stockholder and Chief Executive Officer, in exchange for all 100,000 member units of Next Charging, LLC. This transaction was considered a recapitalization and the net effect on stockholders’ deficit was $0. All share and per share amounts have been retroactively restated to the earliest period presented.

The following represents the Company’s three (3) classes of stock:

March 31, 2024
	Shares Authorized	Issued	Outstanding	Designated	Par Value	Votes Per Share

Preferred Stock
Preferred Stock	50,000,000				$0.00001
Series X		1	1	1	$0.00001	A

Common Stock
Series A	500,000,000	17,700,000	15,000,000		$0.00001	1
Series B	500,000,000	11,800,000	10,000,000		$0.00001	10
	1,000,000,000	29,500,000	25,000,000	-

A - Series X will have a number of votes at any time equal to all of the number of votes held by all other voting equity securities, plus one share. Currently, the Series X preferred stockholder controls the Company through their super voting rights.

December 31, 2023
	Shares Authorized	Issued	Outstanding	Designated	Par Value	Votes Per Share

Common Stock
Series A	500,000,000	17,700,000	15,000,000		$0.00001	1
Series B	500,000,000	11,800,000	10,000,000		$0.00001	10
	1,000,000,000	29,500,000	25,000,000	-

None of the classes of preferred or common stock have any other rights or preferences other than the voting rights as discussed above.

The Company’s Board of Directors may in the future adopt and designate other rights and preferences.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(UNAUDITED)

Equity Transactions for the Three Months Ended March 31, 2024

Cash

The Company issued 1 share of Series X preferred stock for $1 ($0.00001/share) to its Chief Executive Officer.

Stock Based Compensation – Non-Vested Shares

In connection with the vesting of Series A and B shares, the Company recognized an expense of $190,312, with an offset to additional paid in capital. See below.

Imputed Interest – Related Party

The Company imputed interest expense on certain notes payable for $742, with an offset to additional paid in capital. See Note 7.

Restricted Stock, Related Vesting and Consulting Agreement

In March 2024, the Company executed a five-year (5) consulting agreement with a third party to provide technology based services. In connection with this agreement, the consultant will receive the following compensation:

●	$250,000 during year 1, with an increase of 4% annually each year thereafter,
●	2,700,000 share of Series A common stock and 1,800,000 shares of Series B common stock, vesting will occur ¼ on each anniversary at the end of month 12, 24, 36 and 48,
●	Based on mutually agreed upon key performance indicators, additional shares of Series A (900,000 shares) and B (600,000) shares common stock; and
●	Cash bonuses in year 4 and 5 based on mutually agreed upon key performance indicators.

In determining the fair value of the Series A and B shares of common stock, the Company engaged a third party valuation specialist, who determined that each of these shares should be valued at $2.03/share, resulting in total compensation of $9,135,000. As noted above, the consultant has certain vesting provisions, and as a result, for the three months ended March 31, 2024, the Company recognized stock based compensation expense of $190,312.

The following is a summary of the Company’s non-vested Series A and B shares of common stock at March 31, 2024 and December 31, 2023, respectively:

		Weighted Average
Non-Vested Shares	Number of Shares	Grant Date Fair Value
Balance - December 31, 2023	-	$-
Granted	4,500,000	2.03
Vested	-	-
Cancelled/Forfeited	-	-
Balance - March 31, 2024	4,500,000	$2.03

Unrecognized Compensation	$8,944,688

Weighted average remaining period (years)	3.92

Since the 4,500,000 shares of Series A and B common stock have not yet vested, they are excluded from the calculation of basic earnings (loss) per share. Upon vesting, the shares are then added back to the denominator.

Equity Transactions for the Year Ended December 31, 2023

Imputed Interest – Related Party

The Company imputed interest expense on certain notes payable for $74,559, with an offset to additional paid in capital.

Note 7– Stockholders’ Equity (Deficit)

As of December 31, 2023, the Company had the following capital structure:

-	Authorized shares of common stock – 100,000 shares
-	Common stock issued and outstanding – 100,000 shares (all held by the Company’s Chief Executive Officer)
-	Par value of $0.001

On March 1, 2024, in connection with the name change and redomiciling to Nevada as a C-Corporation, the Company amended its capital structure as follows:

-	Increased authorized shares of common stock to 1,000,000,000 shares having a par value of $0.00001/share. The common stock will now consist of 500,000,000 shares of Class A and 500,000,000 shares of Class B; and
-	Created a series of blank check preferred stock that authorizes for issuance 50,000,000 shares at a par value of $0.00001/share. The rights and preferences of the preferred stock will be determined by the Board of Directors.